U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:   BlackRock Funds
                                  100 Bellevue Parkway
                                  Wilmington, DE  19809

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[BlackRock Global Opportunities Portfolio, BlackRock Health Sciences Opportunities Portfolio, BlackRock International Opportunities Portfolio, BlackRock Science & Technology Opportunities Portfolio, BlackRock U.S. Opportunities Portfolio, BlackRock All-Cap Energy & Resources
Portfolio, BlackRock Energy & Resources Portfolio, BlackRock
Mid-Cap Growth Equity Portfolio, BlackRock Emerging Markets Dividend
 Fund, BlackRock Flexible Equity Fund, BlackRock Small Cap Growth Equity Portfolio, BlackRock World Gold Fund, BlackRock Managed Volatility
 Portfolio]

3.  Investment Company Act File Number: 811-05742

    Securities Act File Number:   33-26305

4.  (a)  Last day of fiscal year for which this Form is filed: 9/30/2013

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [     ]

(c)  Check box if this is the last time the issuer will be filing this
form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $2,749,459,286

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 4,891,626,297

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 358,717,339

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $5,250,343,636

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (2,500,884,350)

    (vii) Multiplier for determining registration fee:    x .0001288

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
    deducted here: 0.         If there is a number of shares or other
    units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment:

    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Scott Hilton
        Scott Hilton
        Assistant Treasurer

Date:   12/20/2013